Commitments (Details) - Schedule of Commitments - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments (Details) - Schedule of Commitments [Line Items]
Total purchase commitments		¥ 400
Music education equipment [Member]
Commitments (Details) - Schedule of Commitments [Line Items]
Total purchase commitments		¥ 400